9. Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits Tables
Employee Benefits

	2018	2017	2016
Wages and salaries	10,027	7,475	7,445
Social security costs	1,092	931	807
	11,119	8,406	8,252